Debt Consolidation Agreement (Details Narrativea) - Debt [Member]	3 Months Ended
Sep. 30, 2024 USD ($)
Total indebtedness	$ 1,770,713
Total consolidated amount	1,708,000
Forbearance consideration	$ 1,708,000